Nelson

Mullins

Nelson Mullins Riley & Scarborough LLP
Attorneys and Counselors at Law	John M. Jennings
104 South Main Street / Ninth Floor / Greenville, SC 29601	(Admitted in IL, NC & SC)
Tel: 864.250.2300 Fax: 864.232.2925	Tel: 864.250.2207
www.nelsonmullins.com	Fax: 864.232.2925
john.jennings@nelsonmullins.com

March 21, 2011

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	SCBT Financial Corporation
Registration Statement on Form S-3

Dear Ladies and Gentlemen:

On behalf of our client SCBT Financial Corporation (the “Company”), please find attached a Registration Statement on Form S-3 relating to the potential resale of shares of the Company’s common stock by the selling shareholders named therein.

If you have any questions or comments related to this filing, please contact John M. Jennings of Nelson Mullins Riley & Scarborough, LLP at (864) 250-2207 and fax (864) 250-2349.  Please copy Donald E. Pickett, Executive Vice President and Chief Financial Officer of the Company, at fax (803) 765-1966 or Donnie.Pickett@scbtonline.com on any written comments.

Very truly yours,

/s/ John M. Jennings

John M. Jennings

cc: Donald E. Pickett, Executive Vice President and Chief Financial Officer of SCBT Financial Corporation

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